Summary of Material Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Material Accounting Policies [Line Items]
Impairment losses recognized on financial assets	$ 0	$ 0
CMC
Disclosure Of Material Accounting Policies [Line Items]
Percentage of interest acquired in subsidiary	67.50%
Consolidation basis percentage	100.00%